Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	100,000,000
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,700.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3ASR (File No. 333-293751), filed on February 25, 2026 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering.